BALANCES AND TRANSACTIONS WITH RELATED COMPANIES	12 Months Ended
Dec. 31, 2019
BALANCES AND TRANSACTIONS WITH RELATED COMPANIES [Abstract]
BALANCES AND TRANSACTIONS WITH RELATED COMPANIES
21.	BALANCES AND TRANSACTIONS WITH RELATED COMPANIES

Technical, Financial and Operational Assistance Agreement

Pampa Energía is TGS’s technical operator, according to the approval of ENARGAS in June 2004, and subject to the terms and conditions of the Technical Assistance Agreement which provides that Pampa Energía is in charge of providing services related to the operation and maintenance of the natural gas transportation system and related facilities and equipment, to ensure that the performance of the system is in conformity with international standards and in compliance with certain environmental standards. For these services, the Company pays a monthly fee based on a percentage of the operating income of the Company.

The Ordinary and Extraordinary General Shareholders´ Meeting held on October 17, 2019 ratified the proposal approved by the Board of Directors at its meeting on September 17, 2019 made to Pampa Energía that implies an extension in the contract and a modification in the determination of the remuneration received by Pampa Energía.

Such modifications, without implying a modification in the scope of the tasks performed, will mean a progressive reduction over the years in the remuneration that Pampa Energía will receive in its role of Technical Operator.

According to the modifications made, TGS will pay Pampa Energía the greater of: (i) an annual fixed sum of US$ 0.5 million or (ii) the variable compensation that arises from applying to comprehensive income before results and income taxes for the year but after deducting also the above fixed amount) the following scheme:

From 12/28/2019 to 12/27/2020: 6.5%
•	From 12/28/2020 to 12/27/2021: 6%
•	From 12/28/2021 to 12/27/2022: 5.5%
•	From 12/28/2022 to 12/27/2023: 5%
•	From 12/28/2023 to 12/27/2024 and onwards: 4.5%

Commercial transactions

In the normal course of its activity, TGS celebrated with Pampa Energía and other companies related to it, agreements to transfer natural gas and its richness. The price, which is denominated in US dollars, is determined according to common market practices.

In addition, in the normal course of business, TGS carries out liquid sales, natural gas transportation services and other services with its associated companies, Pampa Energía and related companies.

Financial lease agreement with Pampa Energía

As mentioned in Note 13 to these Consolidated Financial Statements, on August 11, 2016, the Company entered into a finance lease agreement with Pampa Energía (formerly Petrobras Argentina).

Key management compensation

The accrued amounts corresponding to the compensation of the members of the Board of Directors, the Statutory Committee and the Executive Committee for the years ended December 31, 2019, 2018 and 2017 were Ps. 142,116, Ps. 128,942 and Ps. 79,094, respectively.

Balances and transactions with related parties

The detail of significant outstanding balances for transactions entered into by TGS and its related parties as of December 31, 2019, 2018 and 2017 is as follows:

	2019		2018
Company	Accounts receivable	Accounts payable	Accounts receivable	Accounts payable
Controlling shareholder:
CIESA	37	-	-	-
Associate which exercises joint control on the controlling shareholder:
Pampa Energía (1)	210,126	2,489,507	141,040	2,846,676
Associate which exercises significant influence on the controlling shareholder:
Link	668	-	9,971	-
EGS	-	-	-	-
TGU	-	9,534	-	9,232
Other related companies:
SACDE Sociedad Argentina de Construcción (2)	23,344	-	329,429	-
Pampa Comercializadora S.A.	43,843	-	10,942	-
CT Barragán S.A.	8,131	-	-	-
Oleoductos del Valle S.A.	3,348	-	4,816	-
Central Piedra Buena S.A.	13,304	-	39,170	-
Transener S.A.	-	-	140	-
Total	302,801	2,499,041	535,508	2,855,908

(1) Accounts payable includes Ps. 2,377,438 and Ps. 2,546,556 corresponding to the financial leasing recorded as “Loans” as of December 31, 2019 and 2018, respectively.
(2) Corresponds to advance payments delivered to the supplier recorded as “Other credits”.

The detail of significant transactions with related parties for the years ended December 31, 2019, 2018 and 2017 is as follows:

Year ended December 31, 2019:

	Revenues			Costs			Financial results

Company	Natural Gas Transportation	Production and commercialization of liquids	Other services	Gas purchase and others	Compensation for technical assistance	Revenues for administrative services	Interest expense
Controlling shareholder:
CIESA	-	-	-	-	-	146	-
Associate which exercises joint control on the controlling shareholder:
Pampa Energía	803,610	269,511	268,991	575,857	1,144,777	-	194,944
Associates with significant influence:
Link	-	-	14,073	-	-	-	-
Other related companies:
Oleoductos del Valle S.A.	5,469	-	-	-	-	-	-
Pampa Comercializadora S.A.	52,051	-	-	-	-	-	-
Central Piedra Buena S.A.	121,367	-	-	-	-	-	-
Experta ART	-	-	-	20,080	-	-	-
Total	982,497	269,511	283,064	595,937	1,144,777	146	194,944

Additionally, during the year ended December 31, 2019, the Company received from SACDE Sociedad Argentina de Construcción, construction engineering services for Ps. 1,726,356, which are capitalised within the facilities related to the Vaca Muerta Projects.

Year ended December 31, 2018:

	Revenues			Costs			Financial results
Company	Natural Gas Transportation	Production and commercialization of liquids	Other services	Gas purchase and others	Compensation for technical assistance	Revenues for administrative services	Interest expense
Controlling shareholder:
CIESA	-	-	-	-	-	225	-
Associate which exercises joint control on the controlling shareholder:
Pampa Energía	676,180	2,035	355,245	949,283	2,026,244	-	193,009
Associates with significant influence:
Link	-	-	13,213	-	-	-	-
Other related companies:
Oleoductos del Valle S.A.	9,459	-	12,733	-	-	-	-
Transener S.A.	-	-	18,481	-	-	-	-
Petrolera Entre Lomas S.A.	-	-	-	3,103	-	-	-
Pampa Comercializadora S.A.	41,333	-	-	-	-	-	-
Central Térmica Piedrabuena S.A.	103,337	-	-	-	-	-	-
Experta ART	-	-	-	18,321	-	-	-
Total	830,309	2,035	399,672	970,707	2,026,244	225	193,009

Additionally, during 2018, the Company received from SACDE S.A. Construcciones engineering services for Ps 263,580 which are capitalized in the caption Work in progress.

Year ended December 31, 2017:

Revenues				Costs			Financial results
Company	Natural Gas Transportation	Production and commercialization of liquids	Other services	Gas purchase and others	Compensation for technical assistance	Revenues for administrative services	Interest expense
Controlling shareholder:
CIESA	-	-	-	-	-	238	-
Associate which exercises joint control on the controlling shareholder:
Pampa Energía	68,736	143,945	178,731	349,268	887,901	-	165,726
Jointly control entity:
UT	-	-	-	-	-	3,253	-
Associates with significant influence:
Link	-	-	11,516	-	-	-	-
Other related companies:
Oleoductos del Valle S.A.	11,476	-	2,616	-	-	-	-
Refinor S.A.	-	-	-	8,230	-	-	-
Petrolera Pampa S.A.	-	-	-	62,062	-	-	-
Petrolera Entre Lomas S.A.	-	-	-	27,384	-	-	-
Pampa Comercializadora S.A.	16,575	-	-	-	-	-	-
Central Piedra Buena S.A.	20,245	-	-	-	-	-	-
Central Térmica Loma La Lata S.A.	-	-	598	-	-	-	-
Experta ART	-	-	-	18,381	-	-	-
Total	117,032	143,945	193,462	465,325	887,901	3,491	165,726